Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Per Share data	Apr. 30, 2011	May 01, 2010
Consolidated Balance Sheets
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	300,000	300,000
Common stock, shares issued	90,465	88,993
Treasury stock, shares	33,410	33,285